Accrued liabilities (Tables)	12 Months Ended
Nov. 30, 2022
Accrued liabilities
Schedule Of Accrued Liabilities
	November 30,	November 30,
	2022	2021
	$	$
Professional fees	120,308	106,417
Board of Directors fees	276,178	189,220
Litigation settlement fee (Note 17)	-	400,000
Interest	678,216	472,357
Federal Drug Administration fees	1,500,940	914,277
Other	245,864	190,339
	2,821,506	2,272,610